Shareholders' equity: - Changes in outstanding stock options issued (Details)																12 Months Ended
	Nov. 10, 2021 $ / shares	Aug. 11, 2021 $ / shares	May 10, 2021 $ / shares	Mar. 30, 2021 $ / shares	Feb. 25, 2021 USD ($) $ / shares	Dec. 14, 2020 $ / shares	Dec. 14, 2020 $ / shares	Nov. 11, 2020 $ / shares	Nov. 11, 2020 $ / shares	Aug. 12, 2020 $ / shares	Aug. 12, 2020 $ / shares	May 14, 2020 $ / shares	May 14, 2020 $ / shares	Apr. 01, 2020 $ / shares	Apr. 01, 2020 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($) $ / shares
Number of options outstanding
Balance at the beginning | $																	6,288,166		4,726,943
Granted					1,408,000	460,000	460,000							1,010,000	1,010,000		1,708,000		1,805,000
Exercised | $																	(53,000)		(128,222)
Forfeited | $																	(168,333)		(115,555)
Balance at the end																	7,774,833	7,774,833	6,288,166
Weighted average exercise price
Balance at the beginning																$ 3.80			$ 2.26
Granted																4.60			7.74
Exercised | (per share)	$ 7.04	$ 3.10	$ 3.92	$ 3.83	$ 4.36	$ 3.24	$ 4.12	$ 2.47	$ 3.14	$ 2.81	$ 3.58	$ 11.56	$ 14.72	$ 10.92	$ 13.91	1.06			1.51
Forfeited																6.34			6.27
Balance at the end																$ 3.94			3.78
Balance at the end																			$ 3.80
key management personnel
Number of options outstanding
Granted				50,000	1,171,000	390,000	390,000							750,000	750,000
Other interests
Number of options outstanding
Granted	180,000	20,000	50,000		237,000	70,000	70,000	185,000	185,000	85,000	85,000	65,000	65,000	260,000	260,000